COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
The Catalyst Group Entertainment Llc [Member]
Statement [Line Items]
Other Commitment		$ 0	$ 0
Iqi Media Inc [Member]
Statement [Line Items]
Other Commitment		$ 0	$ 0
Winvest Group Ltd [Member]
Statement [Line Items]
Other Commitment	$ 0
Winvest Groups Ltd [Member]
Statement [Line Items]
Other Commitment	$ 0